Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Contractual Terms of Groups Interest-bearing Long-term Debt Measured at Amortized Cost

	As at December 31, 2022	As at December 31, 2021
Non-current liabilities
Unsecured revolving facilities	-	239,406
Unsecured debenture	147,233	157,743
Unsecured senior notes	1,075,702	778,613
Conditional sales contracts	55,735	68,746
	1,278,670	1,244,508

Current liabilities
Current portion of unsecured term loan	-	324,444
Current portion of conditional sales contracts	37,087	39,142
	37,087	363,586

Summary of Terms and Conditions of Outstanding Long-term Debt
Terms and conditions of outstanding long-term debt are as follows:

					2022		2021
		Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Unsecured revolving facility	a	CAD	BA + 1.125%	2026	-	-	130,000	101,061
Unsecured revolving fa c ility	a	CAD	BA + 1.125%	2026	-	-	21,279	16,646
Unsecured revolving facility	a	USD	SOFR + 1.125%	2026	-	-	120,000	118,634
Unsecured revolving facility	a	USD	SOFR + 1.125%	2026	-	-	3,100	3,065
Unsecured term loan	a	CAD	BA + 1.125%	2022	-	-	410,000	324,444
Unsecured debenture	b	CAD	3.32% - 4.22%	2024	200,000	147,233	200,000	157,743
Unsecured senior notes	c	USD	2.89% - 3.85%	2026 - 2033	180,000	179,013	180,000	179,658
Unsecured senior notes	c	USD	3.15% - 3.50%	2029 - 2036	500,000	497,258	500,000	499,049
Unsecured senior notes	c	USD	2.87% - 3.55%	2029 - 2034	200,000	199,644	100,000	99,906
Unsecured senior notes	c	USD	3.50% - 3.80%	2032 - 2037	200,000	199,787	-	-
Conditional sales contracts	d	Mainly CAD	1.45% - 5.28%	2022 - 2024	125,810	92,822	136,338	107,888
						1,315,757		1,608,094

Summary of Changes to Long-term Debt
The table below summarizes changes to the long-term debt:

	Note	2022	2021
Balance at beginning of year		1,608,094	872,544
Proceeds from long-term debt		334,164	661,039
Business combinations	5	-	3,484
Repayment of long-term debt		(369,692)	(43,868)
Net increase (decrease) in revolving facilities		(236,502)	118,859
Amortization of deferred financing fees		1,296	1,296
Effect of movements in exchange rates		(97,744)	(23,154)
Effect of movements in exchange rates - debt designated as net investment hedge		76,141	17,894
Balance at end of year		1,315,757	1,608,094

Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years

e)	Principal installments of other long-term debt payable during the subsequent years are as follows:

	Less than	1 to 5	More than
	1 year	years	5 years	Total
Unsecured debenture	-	147,558	-	147,558
Unsecured senior notes	-	150,000	930,000	1,080,000
Conditional sales contracts	37,087	51,768	3,967	92,822
	37,087	349,326	933,967	1,320,380